September 30, 2011

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Vanguard Quantitative Funds (the “Trust”)
File No. 33-8553

Commissioners:

Enclosed is the 42nd Post-Effective Amendment to the Trust’s Registration Statement on Form N-1A, which we are filing pursuant to Rule 485(a)(1) under the Securities Act of 1933. The purposes of this amendment are (1) to restructure the Investment Advisory Team for Vanguard Growth and Income Fund, a series of the Trust, and (2) to effect a number of non-material editorial changes.

Pursuant to the requirements of Rule 485(a)(1), we have designated an effective date of November 29, 2011, for this amendment. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485(b) filing that will include text addressing any SEC staff comments. Pursuant to Rule 485(d)(2), the 485(b) filing will designate as its effective date the same date on which we have requested that this 485(a) be declared effective.

If you have any questions or comments concerning the enclosed Amendment, please contact me at (610) 503-5804.

Sincerely,

Frances T. Han
Associate Counsel
The Vanguard Group, Inc.

Enclosures

cc: Chad Eskildsen, Esq.
U.S. Securities and Exchange Commission

Brion Thompson, Esq.
U.S. Securities and Exchange Commission